Allowance for Doubtful Accounts, Sales Returns and Discounts (Tables)	12 Months Ended
Dec. 31, 2017
Allowance For Doubtful Accounts Sales Returns And Discounts [Abstract]
Schedule Of Allowance For Doubtful Accounts, Sales Returns And Discounts [Table Text Block]
The activity in the allowance for doubtful accounts, sales returns and discounts for the years ended December 31, 2015, 2016 and 2017 is as follows:

Allowance for doubtful accounts

Period	Balance at beginning of year	Charges to earnings	Amounts utilized	Balance at end of year

	(in thousands)

Year 2015	$727	310	(262)	775
Year 2016	$775	620	-	1,395
Year 2017	$1,395	155	(1,550)	-

Allowance for sales returns and discounts

Period	Balance at beginning of year	Charges to earnings	Amounts utilized	Balance at end of year

	(in thousands)

Year 2015	$868	8,887	(8,982)	773
Year 2016	$773	10,624	(9,861)	1,536
Year 2017	$1,536	8,720	(9,053)	1,203